     As filed with the Securities and Exchange Commission on March 12, 1999

                                                      1933 Act File No. 33-11387
                                                      1940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.                                [ ]
                                                      ------                 [X]

                  Post-Effective Amendment No.          28
                                                      ------


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                  Amendment No.                         29
                                                      ------
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

         Approximate Date of Proposed Public Offering        March 12, 1999
                                                      --------------------------

It is proposed that this filing will become effective (check appropriate box)
        [X] immediately upon filing pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1)
        [ ] 75 days after filing pursuant to paragraph (a)(2)
        [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust and the Equity 500 Index Portfolio, the master trusts, and the American AAdvantage Funds, the feeder trust.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Prospectus for the Institutional Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Fund, S&P 500 Index Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund, and U.S. Government Money Market Fund - incorporated herein from the Trust's Post-Effective Amendment No. 27 as filed with the Securities and Exchange Commission on March 1, 1999, via EDGAR, Accession No. 0000950134-99-001375

                  Prospectus for the PlanAhead Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Fund, S&P 500 Index Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund, and U.S. Government Money Market Fund - incorporated herein from the Trust's Post-Effective Amendment No. 27 as filed with the Securities and Exchange Commission on March 1, 1999, via EDGAR, Accession No. 0000950134-99-001375

                  Prospectus for the AMR Class consisting of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Fund, S&P 500 Index Fund, Intermediate Bond Fund, and Short-Term Bond Fund - incorporated herein from the Trust's Post-Effective Amendment No. 27 as filed with the Securities and Exchange Commission on March 1, 1999, via EDGAR, Accession No. 0000950134-99-001375

                  Prospectus for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund and American AAdvantage Money Market Mileage Fund - incorporated herein from the Trust's Post-Effective Amendment No. 27 as filed with the Securities and Exchange Commission on March 1, 1999, via EDGAR, Accession No. 0000950134-99-001375

                  Statement of Additional Information for the AMR Class, Institutional Class and PlanAhead Class of the following American AAdvantage Funds: Balanced Fund, Large Cap Value Fund, Small Cap Value Fund, International Equity Fund, S&P 500 Index Fund, Intermediate Bond Fund, Short-Term Bond Fund, Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund - incorporated herein from the Trust's Post-Effective Amendment No. 27 as filed with the Securities and Exchange Commission on March 1, 1999, via EDGAR, Accession No.
                  0000950134-99-001375

                  Statement of Additional Information for the Platinum Class of the American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund and American AAdvantage Money Market Mileage Fund - incorporated herein from the Trust's Post-Effective Amendment No. 27 as filed with the Securities and Exchange Commission on March 1, 1999, via EDGAR, Accession No. 0000950134-99-001375

                  Signature Page for Equity 500 Index Portfolio to PEA 27

                  Signature Pages



The sole purpose of this filing is to complete the filing of Post-Effective Amendment No. 27 ("PEA No. 27") as filed electronically with the Securities and Exchange Commission on March 1, 1999 by including the executed signature page for the Equity 500 Index Portfolio. This Amendment in no way affects the Prospectuses and Statements of Additional Information filed under PEA No. 27.

                                   SIGNATURES

         Equity 500 Index Portfolio has duly caused this Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of American AAdvantage Funds, as it relates to the American AAdvantage S&P 500 Index Fund, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on March 1, 1999.

                                        EQUITY 500 INDEX PORTFOLIO


                                        By:   /s/ Daniel O. Hirsch
                                              ----------------------------------
                                              Daniel O. Hirsch
                                              Secretary

         This Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of American AAdvantage Funds, as it relates to the American AAdvantage S&P 500 Index Fund, has been signed below by the following persons, in the capacities indicated, with respect to Equity 500 Index Portfolio on March 1, 1999.


SIGNATURE                                  TITLE


Charles P. Biggar*                         Trustee
-------------------------------
Charles P. Biggar


S. Leland Dill*                            Trustee
-------------------------------
S. Leland Dill


Philip Saunders, Jr*                       Trustee
-------------------------------
Philip Saunders, Jr.


John Y. Keffer*                            President and Chief Executive Officer
-------------------------------
John Y. Keffer



*By: /s/ Daniel O. Hirsch
     ---------------------------------------------
Daniel O. Hirsch, Secretary of Equity 500 Index Portfolio,
as Attorney-in-Fact pursuant to a Power of Attorney

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 12, 1999. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).



                                  AMERICAN AADVANTAGE FUNDS



                                  By: /s/ William F. Quinn
                                      ----------------------
                                      William F. Quinn
                                      President
Attest:


/s/ Barry Y. Greenberg
    ----------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                       Date
---------                               -----                       ----
/s/ William F. Quinn                    President and               March 12, 1999
--------------------------                      Trustee
William F. Quinn

Alan D. Feld*                           Trustee                     March 12, 1999
--------------------------
Alan D. Feld

Ben J. Fortson*                         Trustee                     March 12, 1999
--------------------------
Ben J. Fortson

John S. Justin*                         Trustee                     March 12, 1999
--------------------------
John S. Justin

Stephen D. O'Sullivan*                  Trustee                     March 12, 1999
--------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                      Trustee                     March 12, 1999
--------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *               Trustee                     March 12, 1999
--------------------------
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      ----------------------------------------
      William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 12, 1999. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                   AMR INVESTMENT SERVICES TRUST



                                   By: /s/ William F. Quinn
                                       --------------------------
                                            William F. Quinn
                                            President
Attest:


/s/ Barry Y. Greenberg
---------------------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement for the American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                       Date
---------                               -----                       ----
/s/ William F. Quinn                    President and               March 12, 1999
--------------------------                     Trustee
William F. Quinn

Alan D. Feld*                           Trustee                     March 12, 1999
--------------------------
Alan D. Feld

Ben J. Fortson*                         Trustee                     March 12, 1999
--------------------------
Ben J. Fortson

John S. Justin*                         Trustee                     March 12, 1999
--------------------------
John S. Justin

Stephen D. O'Sullivan*                  Trustee                     March 12, 1999
--------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                      Trustee                     March 12, 1999
--------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *               Trustee                     March 12, 1999
--------------------------
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      -------------------------------------
      William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Equity 500 Index Portfolio has duly caused this Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of American AAdvantage Funds, as it relates to the American AAdvantage S&P 500 Index Fund, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland on March 12, 1999.

                                  EQUITY 500 INDEX PORTFOLIO


                                  By:   /s/ Daniel O. Hirsch
                                        --------------------------
                                        Daniel O. Hirsch
                                        Secretary

         This Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of American AAdvantage Funds, as it relates to the American AAdvantage S&P 500 Index Fund, has been signed below by the following persons, in the capacities indicated, with respect to Equity 500 Index Portfolio on March 12, 1999.

SIGNATURE                                  TITLE

Charles P. Biggar*                         Trustee
-----------------------
Charles P. Biggar

S. Leland Dill*                             Trustee
-----------------------
S. Leland Dill

Philip Saunders, Jr*                       Trustee
-----------------------
Philip Saunders, Jr.

John Y. Keffer*                            President and Chief Executive Officer
-----------------------
John Y. Keffer

*By: /s/ Daniel O. Hirsch
     ----------------------------
Daniel O. Hirsch, Secretary of Equity 500 Index Portfolio,
as Attorney-in-Fact pursuant to a Power of Attorney